FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06135
                                   ----------

                          TEMPLETON INSTITUTIONAL FUNDS
                         -------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         --------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  954/527-7500
                                                    -------------

Date of fiscal year end:   12/31
                         -----------

Date of reporting period:   3/31/08
                          ---------


ITEM 1. SCHEDULE OF INVESTMENTS.

Templeton Institutional Funds

QUARTERLY STATEMENTS OF INVESTMENTS
MARCH 31, 2008

CONTENTS
TIF Emerging Markets Series ..............................................     3
TIF Foreign Equity Series ................................................     8
TIF Foreign Smaller Companies Series .....................................    13
TIF Global Equity Series .................................................    18
Notes to Statements of Investments .......................................    20

                     (FRANKLIN TEMPLETON INVESTMENTS LOGO)

                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statements of Investments | 1

                      This page intentionally left blank.

Templeton Institutional Funds

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

       EMERGING MARKETS SERIES                                 INDUSTRY                SHARES            VALUE
---------------------------------------------------   --------------------------   --------------   --------------
       LONG TERM INVESTMENTS 96.1%
       COMMON STOCKS 77.6%
       AUSTRIA 1.1%
   (a) IMMOEAST AG ................................     Real Estate Management
                                                             & Development                271,200   $    2,611,013
   (a) Meinl European Land Ltd. ...................     Real Estate Management
                                                             & Development                196,155        2,232,154
       OMV AG .....................................      Oil, Gas & Consumable
                                                                 Fuels                    272,379       17,995,438
       Wienerberger AG ............................        Building Products              117,400        6,242,502
                                                                                                    --------------
                                                                                                        29,081,107
                                                                                                    --------------
       BRAZIL 1.9%
       AES Tiete SA ...............................        Independent Power
                                                      Producers & Energy Traders        1,123,430       10,863,394
       Companhia de Bebidas das Americas (AmBev) ..            Beverages                   60,402        4,005,253
       Natura Cosmeticos SA .......................        Personal Products              532,441        5,425,185
       Porto Seguro SA ............................            Insurance                  525,000        5,319,482
       Souza Cruz SA ..............................             Tobacco                 1,056,319       27,352,754
                                                                                                    --------------
                                                                                                        52,966,068
                                                                                                    --------------
       CHINA 14.9%
       Air China Ltd., H ..........................            Airlines                 7,924,000        6,687,994
       Aluminum Corp. of China Ltd., H ............         Metals & Mining            62,324,000      100,721,451
   (b) Aluminum Corp. of China Ltd., H, 144A ......         Metals & Mining             1,114,000        1,800,329
       China International Marine Containers
          (Group) Co. Ltd., B .....................            Machinery                1,480,000        2,528,712
       China Mobile Ltd. ..........................            Wireless
                                                      Telecommunication Services        4,102,000       61,022,533
       China Netcom Group Corp. (Hong Kong) Ltd. ..           Diversified
                                                      Telecommunication Services        6,796,000       19,556,332
       China Petroleum and Chemical Corp., H ......      Oil, Gas & Consumable
                                                                 Fuels                 46,200,000       39,527,761
       China Shipping Container Lines Co.
          Ltd., H .................................             Marine                  3,934,000        1,490,879
       China Telecom Corp. Ltd., H ................           Diversified
                                                      Telecommunication Services       57,082,000       35,785,329
       CNOOC Ltd. .................................      Oil, Gas & Consumable
                                                                 Fuels                 24,672,000       36,449,218
       Denway Motors Ltd. .........................           Automobiles              52,427,000       22,225,675
       Dongfeng Motor Corp., H ....................           Automobiles              25,042,000       11,259,603
       Jiangxi Copper Co. Ltd., H .................         Metals & Mining             5,848,000       11,028,576
       PetroChina Co. Ltd., H .....................      Oil, Gas & Consumable
                                                                 Fuels                 33,670,000       42,043,164
       Shanghai Industrial Holdings Ltd. ..........    Industrial Conglomerates         3,073,000       11,606,356
   (a) Suntech Power Holdings Co. Ltd., ADR .......      Electrical Equipment              44,900        1,821,144
                                                                                                    --------------
                                                                                                       405,555,056
                                                                                                    --------------
       EGYPT 0.1%
       Telecom Egypt ..............................           Diversified
                                                      Telecommunication Services          959,725        3,540,673
                                                                                                    --------------
       HONG KONG 1.2%
       China Resources Enterprise Ltd. ............          Distributors                 508,000        1,631,510
       Citic Pacific Ltd. .........................    Industrial Conglomerates         1,444,000        6,121,631
       Dairy Farm International Holdings Ltd. .....    Food & Staples Retailing         2,009,619        8,942,805
       GOME Electrical Appliances Holdings Ltd. ...        Specialty Retail             3,374,000        7,749,945
       Hutchison Whampoa Ltd. .....................    Industrial Conglomerates           755,000        7,143,412
       VTech Holdings Ltd. ........................    Communications Equipment           447,000        2,167,756
                                                                                                    --------------
                                                                                                        33,757,059
                                                                                                    --------------


                     Quarterly Statements of Investments | 3

Templeton Institutional Funds

       EMERGING MARKETS SERIES                                 INDUSTRY                SHARES            VALUE
---------------------------------------------------   --------------------------   --------------   --------------
       LONG TERM INVESTMENTS (CONTINUED)
       COMMON STOCKS (CONTINUED)
       HUNGARY 1.5%
       Magyar Telekom PLC .........................          Diversified
                                                      Telecommunication Services          639,679   $    3,133,801
       MOL Hungarian Oil and Gas Nyrt. ............      Oil, Gas & Consumable
                                                                Fuels                     290,120       37,755,042
                                                                                                    --------------
                                                                                                        40,888,843
                                                                                                    --------------
       INDIA 5.3%
       Gail India Ltd. ............................         Gas Utilities               1,757,299       18,650,724
   (a) Hindalco Industries Ltd. ...................        Metals & Mining              2,605,834       10,724,735
       Hindustan Unilever Ltd. ....................      Household Products             1,605,700        9,173,710
   (a) Idea Cellular Ltd. .........................   Wireless Telecommunication
                                                              Services                  1,052,752        2,702,230
       Maruti Suzuki India Ltd. ...................          Automobiles                  125,888        2,608,803
       National Aluminium Co. Ltd. ................        Metals & Mining                989,453       11,165,024
       Oil & Natural Gas Corp. Ltd. ...............      Oil, Gas & Consumable
                                                                 Fuels                  1,416,053       34,715,054
   (a) Reliance Industries Ltd. ...................      Oil, Gas & Consumable
                                                                 Fuels                    351,300       19,873,066
       Shipping Corp. of India Ltd. ...............            Marine                     418,442        2,070,781
   (a) Sun Pharmaceutical Industries Ltd. .........        Pharmaceuticals                174,453        5,366,511
       Tata Consultancy Services Ltd. .............          IT Services                  683,072       13,837,199
       Tata Motors Ltd. ...........................           Machinery                   183,300        2,854,819
       Tata Steel Ltd. ............................        Metals & Mining                664,200       11,501,130
                                                                                                    --------------
                                                                                                       145,243,786
                                                                                                    --------------
       INDONESIA 0.5%
       PT Bank Central Asia Tbk ...................       Commercial Banks             13,261,500        4,682,224
       PT Telekomunikasi Indonesia, B .............          Diversified
                                                      Telecommunication Services        9,266,000        9,713,949
                                                                                                    --------------
                                                                                                        14,396,173
                                                                                                    --------------
       ISRAEL 0.2%
   (a) Taro Pharmaceutical Industries Ltd. ........        Pharmaceuticals                705,220        5,465,455
                                                                                                    --------------
       KUWAIT 0.2%
       National Bank Of Kuwait ....................       Commercial Banks                550,000        4,099,996
                                                                                                    --------------
       LUXEMBOURG 0.0%(c)
   (a) Kernel Holding SA ..........................         Food Products                  62,100        1,001,725
                                                                                                    --------------
       MEXICO 5.0%
       Alfa SAB de CV .............................   Industrial Conglomerates            666,100        4,456,251
       America Movil SAB de CV, L, ADR ............           Wireless
                                                      Telecommunication Services        1,067,678       68,000,412
       Consorcio ARA SAB de CV ....................      Household Durables               441,551          449,739
       Fomento Economico Mexicano SAB de CV,
          ADR .....................................           Beverages                    72,266        3,019,273
       Grupo Televisa SA ..........................             Media                   3,473,681       16,809,213
       Kimberly Clark de Mexico SAB de CV, A ......      Household Products             5,870,830       26,092,210
       Telefonos de Mexico SAB de CV (Telmex), L,
          ADR .....................................          Diversified
                                                      Telecommunication Services          492,858       18,531,461
                                                                                                    --------------
                                                                                                       137,358,559
                                                                                                    --------------
       PAKISTAN 1.8%
       Fauji Fertilizer Co. Ltd. ..................           Chemicals                   216,000          484,019
       MCB Bank Ltd. ..............................       Commercial Banks              3,666,043       24,294,113
       Oil & Gas Development Co. Ltd. .............     Oil, Gas & Consumable
                                                                Fuels                   4,232,000        9,037,716
       Pakistan Telecommunications Corp., A .......          Diversified
                                                      Telecommunication Services       21,234,833       15,375,780
                                                                                                    --------------
                                                                                                        49,191,628
                                                                                                    --------------


                     4 | Quarterly Statements of Investments

Templeton Institutional Funds

       EMERGING MARKETS SERIES                                  INDUSTRY               SHARES            VALUE
---------------------------------------------------   --------------------------   --------------   --------------
       LONG TERM INVESTMENTS (CONTINUED)
       COMMON STOCKS (CONTINUED)
       PERU 0.4%
       Compania de Minas Buenaventura SA, ADR .....        Metals & Mining                159,650   $   10,936,025
                                                                                                    --------------
       PHILIPPINES 0.4%
       San Miguel Corp., B ........................           Beverages                 8,251,383        9,529,990
                                                                                                    --------------
       POLAND 0.7%
   (a) Polski Koncern Naftowy Orlen SA ............     Oil, Gas & Consumable
                                                                Fuels                   1,091,756       19,401,474
                                                                                                    --------------
       QATAR 0.2%
       Qatar National Bank ........................       Commercial Banks                 72,200        4,137,337
                                                                                                    --------------
       RUSSIA 13.3%
       Bank Of Moscow .............................       Commercial Banks                 24,228        1,251,443
       Gazprom OAO ................................     Oil, Gas & Consumable
                                                                Fuels                      16,000          202,880
       Gazprom OAO, ADR ...........................     Oil, Gas & Consumable
                                                                Fuels                     590,600       30,120,600
       Gazprom, ADR ...............................     Oil, Gas & Consumable
                                                                Fuels                   1,078,100       54,605,765
       LUKOIL, ADR ................................     Oil, Gas & Consumable
                                                                Fuels                     367,520       31,248,388
       LUKOIL, ADR (London Exchange) ..............     Oil, Gas & Consumable
                                                                Fuels                     164,400       14,089,080
       Mining and Metallurgical Co. Norilsk
          Nickel ..................................        Metals & Mining                401,010      113,686,335
       Sberbank RF ................................       Commercial Banks              4,444,340       13,910,784
       TGC-5 JSC ..................................       Independent Power
                                                      Producers & Energy Traders       88,569,970           73,070
       TNK-BP                                           Oil, Gas & Consumable
                                                                Fuels                  13,003,973       21,716,635
   (a) Unified Energy Systems .....................      Electric Utilities            79,632,300       82,737,960
                                                                                                    --------------
                                                                                                       363,642,940
                                                                                                    --------------
       SINGAPORE 0.9%
       ComfortDelGro Corp. Ltd. ...................          Road & Rail                5,690,997        7,525,969
       Fraser and Neave Ltd. ......................   Industrial Conglomerates          4,433,290       15,623,220
       Keppel Corp. Ltd. ..........................   Industrial Conglomerates            259,000        1,863,106
                                                                                                    --------------
                                                                                                        25,012,295
                                                                                                    --------------
       SOUTH AFRICA 4.2%
       ABSA Group Ltd. ............................       Commercial Banks                 71,400          894,102
       Barloworld Ltd. ............................   Industrial Conglomerates            220,990        2,939,082
       Foschini Ltd. ..............................       Specialty Retail              2,538,714       12,060,555
   (a) Imperial Holdings Ltd. .....................    Air Freight & Logistics            747,119        7,304,139
       JD Group Ltd. ..............................       Specialty Retail              1,656,846        7,462,322
       Lewis Group Ltd. ...........................       Specialty Retail              2,050,146       10,596,900
       MTN Group Ltd. .............................           Wireless
                                                      Telecommunication Services        2,184,236       33,142,455
       Remgro Ltd. ................................     Diversified Financial
                                                              Services                  1,308,801       31,634,033
       Standard Bank Group Ltd. ...................       Commercial Banks                699,637        7,612,396
   (a) Steinhoff International Holdings Ltd. ......      Household Durables               602,000        1,344,173
                                                                                                    --------------
                                                                                                       114,990,157
                                                                                                    --------------
       SOUTH KOREA 4.9%
       GS Holdings Corp. ..........................     Oil, Gas & Consumable
                                                                Fuels                     256,560        9,986,760
       Hanjin Heavy Industries & Construction
          Holding .................................           Machinery                    56,302        3,553,163


                     Quarterly Statements of Investments | 5

Templeton Institutional Funds

       EMERGING MARKETS SERIES                                 INDUSTRY                SHARES            VALUE
---------------------------------------------------   --------------------------   --------------   --------------
       LONG TERM INVESTMENTS (CONTINUED)
       COMMON STOCKS (CONTINUED)
       SOUTH KOREA (CONTINUED)
       Kangwon Land Inc. ..........................      Hotels, Restaurants &
                                                                Leisure                   671,908   $   13,840,484
       POSCO ......................................         Metals & Mining                28,000       13,457,868
       Samsung Electronics Co. Ltd. ...............        Semiconductors &
                                                        Semiconductor Equipment            11,221        7,058,800
       Samsung Heavy Industries Co. Ltd. ..........            Machinery                  417,380       13,296,652
       SK Energy Co. Ltd. .........................   Oil, Gas & Consumable Fuel          573,934       59,111,696
       SK Holdings Co. Ltd. .......................    Industrial Conglomerates            91,055       13,055,799
       SKC Co. Ltd. ...............................       Household Durables               14,520          303,493
                                                                                                    --------------
                                                                                                       133,664,715
                                                                                                    --------------
       SWEDEN 1.1%
       Oriflame Cosmetics SA, SDR .................        Personal Products              464,464       30,823,108
                                                                                                    --------------
       TAIWAN 4.5%
       AU Optronics Corp. .........................     Electronic Equipment &
                                                              Instruments               4,426,000        7,675,986
       Compal Communications Inc. .................    Communications Equipment         2,599,000        4,635,726
       Compal Electronics Inc. ....................     Computers & Peripherals         3,170,000        3,040,955
       MediaTek Inc. ..............................        Semiconductors &
                                                        Semiconductor Equipment           943,000       12,413,203
       Novatek Microelectronics Corp. Ltd. ........        Semiconductors &
                                                        Semiconductor Equipment         4,018,428       14,678,827
       President Chain Store Corp. ................    Food & Staples Retailing        11,279,010       38,602,595
       Siliconware Precision Industries Co. .......        Semiconductors &
                                                        Semiconductor Equipment        11,158,497       18,727,856
       Sunplus Technology Co. Ltd. ................        Semiconductors &
                                                        Semiconductor Equipment         4,422,173        5,464,593
       Taiwan Semiconductor Manufacturing Co.
          Ltd. ....................................        Semiconductors &
                                                        Semiconductor Equipment         8,614,640       17,888,695
                                                                                                    --------------
                                                                                                       123,128,436
                                                                                                    --------------
       THAILAND 3.1%
       Advanced Info Service Public Co. Ltd.,
          fgn. ....................................   Wireless Telecommunication
                                                                Services                  233,600          742,294
       Kasikornbank Public Co. Ltd., fgn ..........        Commercial Banks             7,852,800       22,957,026
       PTT Aromatics & Refining Public Co. Ltd.,
          fgn. ....................................      Oil, Gas & Consumable
                                                                 Fuels                  3,025,885        3,672,984
       PTT Public Co. Ltd., fgn. ..................      Oil, Gas & Consumable
                                                                 Fuels                  1,424,500       14,303,845
       Siam Cement Public Co. Ltd., fgn. ..........     Construction Materials          4,011,736       27,790,227
       Siam Commercial Bank Public Co. Ltd.,
          fgn. ....................................        Commercial Banks             1,417,400        4,076,095
       Thai Beverages Co. Ltd., fgn. ..............            Beverages               60,479,000       11,645,366
                                                                                                    --------------
                                                                                                        85,187,837
                                                                                                    --------------
       TURKEY 7.2%
       Akbank TAS .................................        Commercial Banks            16,050,087       67,341,340
       Anadolu Efes Biracilik Ve Malt Sanayii AS ..            Beverages                1,131,222       10,085,818
       Arcelik AS, Br .............................       Household Durables            4,681,920       18,591,576
       Tupras-Turkiye Petrol Rafineleri AS ........      Oil, Gas & Consumable
                                                                 Fuels                  1,901,384       42,025,045
   (a) Turk Hava Yollari Anonim Ortakligi .........            Airlines                   868,000        4,064,584
(a, b) Turk Hava Yollari Anonim Ortakligi, 144A ...            Airlines                 2,523,000       11,814,453
       Turkcell Iletisim Hizmetleri AS ............   Wireless Telecommunication
                                                                Services                2,939,161       24,443,461
       Turkiye Vakiflar Bankasi T.A.O., D .........        Commercial Banks             9,756,815       17,763,588
                                                                                                    --------------
                                                                                                       196,129,865
                                                                                                    --------------


                    6 | Quarterly Statements of Investments

Templeton Institutional Funds

       EMERGING MARKETS SERIES                                 INDUSTRY                SHARES            VALUE
---------------------------------------------------   --------------------------   --------------   --------------
       LONG TERM INVESTMENTS (CONTINUED)
       COMMON STOCKS (CONTINUED)
       UNITED KINGDOM 3.0%
       Anglo American PLC .........................         Metals & Mining             1,148,383   $   68,070,690
       HSBC Holdings PLC ..........................        Commercial Banks               841,600       13,709,165
                                                                                                    --------------
                                                                                                        81,779,855
                                                                                                    --------------
       TOTAL COMMON STOCKS (COST $1,672,360,925) ..                                                  2,120,910,162
                                                                                                    --------------
       PREFERRED STOCKS 18.5%
       BRAZIL 18.2%
       Banco Bradesco SA, ADR, pfd. ...............        Commercial Banks             1,765,004       48,996,511
       Companhia Vale do Rio Doce, ADR, pfd., A ...         Metals & Mining             6,890,080      200,845,832
       Itausa - Investimentos Itau SA, pfd. .......        Commercial Banks               608,500        3,567,696
       Petroleo Brasileiro SA, ADR, pfd. ..........      Oil, Gas & Consumable
                                                                 Fuels                  1,797,370      152,219,265
       Unibanco - Uniao de Bancos Brasileiros SA,
          GDR, pfd. ...............................        Commercial Banks               539,300       62,903,952
       Usinas Siderurgicas de Minas Gerais SA,
          pfd., A .................................         Metals & Mining               512,639       28,714,204
                                                                                                    --------------
                                                                                                       497,247,460
                                                                                                    --------------
       CHILE 0.3%
       Embotelladora Andina SA, pfd., A ...........            Beverages                2,837,008        8,941,208
                                                                                                    --------------
       TOTAL PREFERRED STOCKS
          (COST $239,984,047) .....................                                                    506,188,668
                                                                                                    --------------
       TOTAL LONG TERM INVESTMENTS
          (COST $1,912,344,972) ...................                                                  2,627,098,830
                                                                                                    --------------

                                                                                      PRINCIPAL
                                                                                        AMOUNT
                                                                                   --------------
       SHORT TERM INVESTMENTS 3.2%
       U.S. GOVERNMENT AND AGENCY SECURITIES 3.2%
   (d) FHLB, 4/01/08 ..............................          United States         $   37,602,000       37,602,000
   (d) FHLB, 10/27/08 .............................          United States             20,000,000       19,770,680
   (d) FHLMC, 9/25/08 .............................          United States             20,000,000       19,805,800
   (d) FNMA, 12/26/08 .............................          United States             10,000,000        9,853,920
                                                                                                    --------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
          (COST $87,026,236) ......................                                                     87,032,400
                                                                                                    --------------
       TOTAL INVESTMENTS (COST $1,999,371,208)
          99.3% ...................................                                                  2,714,131,230
       OTHER ASSETS, LESS LIABILITIES 0.7% ........                                                     18,123,469
                                                                                                    --------------
       NET ASSETS 100.0% ..........................                                                 $2,732,254,699
                                                                                                    ==============

See Selected Portfolio Abbreviations on page 19.

(a)  Non-income producing for the twelve months ended March 31, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At March 31, 2008, the aggregate value of these securities was $13,614,782 representing 0.50% of net assets.

(c)  Rounds to less than 0.1% of net assets.

(d)  The security is traded on a discount basis with no stated coupon rate.


                      Quarterly Statements of Investments |
                  See Notes to Statements of Investments. | 7

Templeton Institutional Funds

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

       FOREIGN EQUITY SERIES                                   INDUSTRY                SHARES            VALUE
---------------------------------------------------   --------------------------   --------------   --------------
       COMMON STOCKS 97.6%
       AUSTRALIA 1.0%
       National Australia Bank Ltd. ...............        Commercial Banks             3,020,602   $   83,229,926
                                                                                                    --------------
       AUSTRIA 0.8%
       Telekom Austria AG .........................           Diversified
                                                      Telecommunication Services        2,966,440       61,286,494
                                                                                                    --------------
       BERMUDA 1.3%
       ACE Ltd. ...................................            Insurance                1,153,580       63,516,115
       Invesco Ltd. ...............................         Capital Markets             1,683,430       41,008,355
                                                                                                    --------------
                                                                                                       104,524,470
                                                                                                    --------------
       BRAZIL 1.0%
       Embraer-Empresa Brasileira de Aeronautica
          SA, ADR .................................       Aerospace & Defense           2,015,370       79,627,269
                                                                                                    --------------
       CANADA 0.9%
       George Weston Ltd. .........................    Food & Staples Retailing           676,500       31,122,691
       Husky Energy Inc. ..........................      Oil, Gas & Consumable
                                                                 Fuels                  1,157,180       45,310,858
                                                                                                    --------------
                                                                                                        76,433,549
                                                                                                    --------------
       CHINA 2.0%
       China Mobile Ltd. ..........................   Wireless Telecommunication
                                                                Services                7,010,500      104,290,216
       China Telecom Corp. Ltd., H ................           Diversified
                                                      Telecommunication Services       93,366,000       58,532,165
                                                                                                    --------------
                                                                                                       162,822,381
                                                                                                    --------------
       DENMARK 1.3%
   (a) Vestas Wind Systems AS .....................      Electrical Equipment             964,113      105,286,147
                                                                                                    --------------
       FINLAND 1.4%
       Stora Enso OYJ, R (EUR/FIM Traded) .........     Paper & Forest Products         1,712,875       19,762,078
       Stora Enso OYJ, R (SEK Traded) .............     Paper & Forest Products         2,880,646       33,315,011
       UPM-Kymmene OYJ ............................     Paper & Forest Products         3,355,090       59,572,559
                                                                                                    --------------
                                                                                                       112,649,648
                                                                                                    --------------
       FRANCE 9.4%
       Accor SA ...................................      Hotels, Restaurants &
                                                                Leisure                   514,370       37,555,264
       AXA SA .....................................            Insurance                2,625,008       95,248,723
       Compagnie Generale des Etablissements
          Michelin, B .............................         Auto Components               976,900      101,946,546
       France Telecom SA ..........................           Diversified
                                                      Telecommunication Services        4,272,640      143,636,716
       Sanofi-Aventis .............................         Pharmaceuticals             1,603,530      120,266,060
       Sanofi-Aventis, ADR ........................         Pharmaceuticals                 7,073          265,520
       Suez SA ....................................         Multi-Utilities             1,537,900      100,901,514
       Suez SA, ADR ...............................         Multi-Utilities                 7,450          490,210
   (a) Thomson SA .................................       Household Durables            3,190,310       22,155,172
       Total SA, B ................................      Oil, Gas & Consumable
                                                                 Fuels                  1,187,748       88,182,251
       Vivendi SA .................................              Media                  1,267,570       49,514,992
                                                                                                    --------------
                                                                                                       760,162,968
                                                                                                    --------------


                    8 | Quarterly Statements of Investments

Templeton Institutional Funds

       FOREIGN EQUITY SERIES                                   INDUSTRY                SHARES            VALUE
---------------------------------------------------   --------------------------   --------------   --------------
       COMMON STOCKS (CONTINUED)
       GERMANY 11.2%
       Bayerische Motoren Werke AG ................           Automobiles               2,151,900   $  119,007,887
       Celesio AG .................................     Health Care Providers &
                                                                Services                2,452,004      122,175,835
       Deutsche Post AG ...........................     Air Freight & Logistics         3,974,260      121,562,496
       E.ON AG ....................................       Electric Utilities              765,310      142,772,455
   (a) Infineon Technologies AG ...................        Semiconductors &
                                                        Semiconductor Equipment         6,996,930       49,363,349
       Merck KGaA .................................         Pharmaceuticals               695,350       86,359,986
       Muenchener Rueckversicherungs-Gesellschaft
          AG ......................................            Insurance                  334,217       65,409,342
       SAP AG .....................................            Software                 1,581,150       78,359,613
       Siemens AG .................................    Industrial Conglomerates         1,085,920      118,585,264
                                                                                                    --------------
                                                                                                       903,596,227
                                                                                                    --------------
       HONG KONG 1.8%
       Cheung Kong (Holdings) Ltd. ................    Real Estate Management &
                                                              Development               2,651,000       37,632,062
       Cheung Kong (Holdings) Ltd., ADR ...........    Real Estate Management &
                                                              Development                  32,735          468,111
       Hutchison Whampoa Ltd. .....................    Industrial Conglomerates         4,115,550       38,939,166
       Hutchison Whampoa Ltd., ADR ................    Industrial Conglomerates             4,895          231,534
       Swire Pacific Ltd., A ......................    Real Estate Management &
                                                              Development               5,659,000       63,829,321
       Swire Pacific Ltd., B ......................    Real Estate Management &
                                                              Development                 159,500          355,300
                                                                                                    --------------
                                                                                                       141,455,494
                                                                                                    --------------
       INDIA 4.3%
       Bharat Petroleum Corp. Ltd. ................      Oil, Gas & Consumable
                                                                 Fuels                  3,599,933       36,984,073
       Housing Development Finance Corp. Ltd. .....   Thrifts & Mortgage Finance        2,473,824      147,313,963
       ICICI Bank Ltd. ............................        Commercial Banks             5,134,600       98,779,802
       Satyam Computer Services Ltd. ..............           IT Services               6,695,072       65,989,025
       Satyam Computer Services Ltd., ADR .........           IT Services                  95,400        2,155,086
                                                                                                    --------------
                                                                                                       351,221,949
                                                                                                    --------------
       ISRAEL 0.7%
   (a) Check Point Software Technologies Ltd. .....            Software                 2,540,870       56,915,488
                                                                                                    --------------
       ITALY 3.5%
       Eni SpA ....................................      Oil, Gas & Consumable
                                                                 Fuels                  2,531,011       86,285,405
       Intesa Sanpaolo SpA ........................        Commercial Banks             9,433,226       66,476,977
       Mediaset SpA ...............................              Media                  7,479,364       69,175,427
       UniCredit SpA ..............................        Commercial Banks             9,667,066       64,691,929
                                                                                                    --------------
                                                                                                       286,629,738
                                                                                                    --------------
       JAPAN 4.1%
       FUJIFILM Holdings Corp. ....................     Electronic Equipment &
                                                              Instruments               1,096,300       38,798,326
       Hitachi Ltd. ...............................     Electronic Equipment &
                                                              Instruments               6,777,000       40,154,464
       Hitachi Ltd., ADR ..........................     Electronic Equipment &
                                                              Instruments                   2,355          140,122
       Mitsubishi UFJ Financial Group Inc. ........        Commercial Banks             3,580,500       30,871,021
       NGK Spark Plug Co. Ltd. ....................         Auto Components             3,454,000       44,878,280
       Nintendo Co. Ltd. ..........................            Software                   178,700       92,086,621


                    Quarterly Statements of Investments | 9

Templeton Institutional Funds

       FOREIGN EQUITY SERIES                                   INDUSTRY                SHARES            VALUE
---------------------------------------------------   --------------------------   --------------   --------------
       COMMON STOCKS (CONTINUED)
       JAPAN (CONTINUED)
       Sompo Japan Insurance Inc. .................           Insurance                       900   $        7,940
       Sony Corp. .................................       Household Durables            1,064,100       42,352,770
       Sony Corp., ADR ............................       Household Durables                4,575          183,320
       Takeda Pharmaceutical Co. Ltd. .............        Pharmaceuticals                794,200       39,731,896
                                                                                                    --------------
                                                                                                       329,204,760
                                                                                                    --------------
       MEXICO 1.0%
       Telefonos de Mexico SAB de CV (Telmex), L,
          ADR .....................................          Diversified
                                                      Telecommunication Services        2,220,074       83,474,782
                                                                                                    --------------
       NETHERLANDS 6.5%
       ING Groep NV ...............................     Diversified Financial
                                                               Services                 2,651,020       99,246,969
       ING Groep NV, ADR ..........................     Diversified Financial
                                                               Services                    13,475          503,561
       Koninklijke Philips Electronics NV .........    Industrial Conglomerates         3,073,011      117,518,730
       Koninklijke Philips Electronics NV, N.Y.
          shs. ....................................    Industrial Conglomerates            12,405          475,608
       SBM Offshore NV ............................       Energy Equipment &
                                                               Services                 2,401,040       77,420,741
       Unilever NV ................................         Food Products               3,950,410      132,617,007
       Unilever NV, N.Y. shs. .....................         Food Products                   7,910          266,804
       Vedior NV ..................................     Commercial Services &
                                                               Supplies                 2,010,480       58,385,787
       Wolters Kluwer NV ..........................             Media                   1,559,735       41,283,208
                                                                                                    --------------
                                                                                                       527,718,415
                                                                                                    --------------
       NORWAY 1.5%
   (a) Telenor ASA ................................          Diversified
                                                      Telecommunication Services        6,450,540      123,500,766
                                                                                                    --------------
       PORTUGAL 1.1%
       Portugal Telecom SGPS SA ...................          Diversified
                                                      Telecommunication Services        6,674,930       77,537,910
   (a) ZON Multimedia Servicos de Telecomunicacoes
          e Multimedia SGPS SA ....................             Media                     808,847        9,587,290
                                                                                                    --------------
                                                                                                        87,125,200
                                                                                                    --------------
       SINGAPORE 2.5%
       DBS Group Holdings Ltd. ....................        Commercial Banks             7,178,185       93,883,619
       DBS Group Holdings Ltd., ADR ...............        Commercial Banks                 7,805          408,006
   (a) Flextronics International Ltd. .............     Electronic Equipment &
                                                             Instruments                5,135,950       48,226,571
       Singapore Telecommunications Ltd. ..........          Diversified
                                                      Telecommunication Services       20,927,000       59,454,728
                                                                                                    --------------
                                                                                                       201,972,924
                                                                                                    --------------
       SOUTH KOREA 4.3%
       Kookmin Bank ...............................        Commercial Banks               936,835       52,406,381
       Kookmin Bank, ADR ..........................        Commercial Banks               225,198       12,622,348
       Korea Electric Power Corp. .................       Electric Utilities            1,192,700       36,189,867
       Korea Electric Power Corp., ADR ............       Electric Utilities               12,395          186,421
       LG Electronics Inc. ........................       Household Durables              810,880      103,985,217
       Samsung Electronics Co. Ltd. ...............        Semiconductors &
                                                       Semiconductor Equipment            223,893      140,844,488
                                                                                                    --------------
                                                                                                       346,234,722
                                                                                                    --------------


                    10 | Quarterly Statements of Investments

Templeton Institutional Funds

       FOREIGN EQUITY SERIES                                   INDUSTRY                SHARES            VALUE
---------------------------------------------------   --------------------------   --------------   --------------
       COMMON STOCKS (CONTINUED)
       SPAIN 4.3%
       Banco Santander SA .........................        Commercial Banks             4,804,879   $   95,704,282
       Repsol YPF SA ..............................      Oil, Gas & Consumable
                                                                 Fuels                  2,622,107       90,466,988
       Telefonica SA ..............................           Diversified
                                                      Telecommunication Services        5,651,916      162,351,628
       Telefonica SA, ADR .........................           Diversified
                                                      Telecommunication Services            9,232          798,660
                                                                                                    --------------
                                                                                                       349,321,558
                                                                                                    --------------
       SWEDEN 3.3%
       Atlas Copco AB, A ..........................            Machinery                6,505,920      111,084,157
       Nordea Bank AB, FDR ........................        Commercial Banks             7,570,408      122,351,361
       Securitas AB, B ............................       Commercial Services
                                                              & Supplies                2,004,100       26,464,665
       Securitas Systems AB, B ....................       Commercial Services
                                                              & Supplies                2,004,100        5,832,340
                                                                                                    --------------
                                                                                                       265,732,523
                                                                                                    --------------
       SWITZERLAND 6.7%
       Adecco SA ..................................       Commercial Services
                                                              & Supplies                1,072,550       61,919,411
       Lonza Group AG .............................       Life Sciences Tools
                                                              & Services                  709,690       94,087,148
       Nestle SA ..................................          Food Products                278,080      138,914,033
       Nestle SA, ADR .............................          Food Products                  2,310          288,981
       Novartis AG ................................         Pharmaceuticals             2,376,510      121,768,028
       Swiss Reinsurance Co. ......................            Insurance                1,091,962       95,357,060
       Swiss Reinsurance Co., ADR .................            Insurance                    3,295          289,136
       UBS AG .....................................         Capital Markets             1,160,540       33,423,552
                                                                                                    --------------
                                                                                                       546,047,349
                                                                                                    --------------
       TAIWAN 2.3%
   (a) Chinatrust Financial Holding Co. Ltd. ......        Commercial Banks            81,127,000       78,358,424
       Chunghwa Telecom Co. Ltd., ADR .............           Diversified
                                                      Telecommunication Services        1,301,139       33,855,637
   (b) Compal Electronics Inc., GDR, 144A .........     Computers & Peripherals         4,407,044       20,713,107
   (c) Compal Electronics Inc., GDR, Reg S ........     Computers & Peripherals         1,141,266        5,363,950
       Taiwan Semiconductor Manufacturing Co.
          Ltd. ....................................        Semiconductors &
                                                        Semiconductor Equipment        24,264,000       50,385,310
                                                                                                    --------------
                                                                                                       188,676,428
                                                                                                    --------------
       UNITED KINGDOM 19.1%
       Aviva PLC ..................................            Insurance                7,578,620       92,870,582
       BAE Systems PLC ............................       Aerospace & Defense          11,762,418      113,269,564
       BP PLC .....................................      Oil, Gas & Consumable
                                                                 Fuels                  9,611,310       97,657,054
       British Sky Broadcasting Group PLC .........              Media                  6,397,580       70,653,221
       Cadbury Schweppes PLC ......................          Food Products              7,813,530       85,825,429
       Compass Group PLC ..........................       Hotels, Restaurants
                                                               & Leisure               15,458,750       98,859,492
       G4S PLC ....................................       Commercial Services
                                                              & Supplies                7,587,010       34,290,997
       GlaxoSmithKline PLC ........................         Pharmaceuticals             5,300,670      112,134,447
       HSBC Holdings PLC ..........................        Commercial Banks             5,088,821       82,893,875
       HSBC Holdings PLC, ADR .....................        Commercial Banks                 3,930          323,439
       Kingfisher PLC .............................        Specialty Retail             6,130,990       16,060,372
       National Grid PLC ..........................         Multi-Utilities             4,171,879       57,291,326
       Old Mutual PLC .............................            Insurance               20,224,500       44,349,747
       Pearson PLC ................................              Media                  4,914,050       66,459,414
       Rolls-Royce Group PLC ......................       Aerospace & Defense          14,101,544      112,777,584


                    Quarterly Statements of Investments | 11

Templeton Institutional Funds

       FOREIGN EQUITY SERIES                                   INDUSTRY                SHARES            VALUE
---------------------------------------------------   --------------------------   --------------   --------------
       COMMON STOCKS (CONTINUED)
       UNITED KINGDOM (CONTINUED)
   (a) Rolls-Royce Group PLC, B ...................       Aerospace & Defense       1,263,498,342   $    2,507,413
       Royal Bank of Scotland Group PLC ...........        Commercial Banks            14,324,780       95,871,825
       Royal Dutch Shell PLC, B, ADR ..............      Oil, Gas & Consumable
                                                                 Fuels                  1,489,527      100,364,329
       Smiths Group PLC ...........................    Industrial Conglomerates         2,067,223       38,562,595
       Standard Chartered PLC .....................        Commercial Banks             2,824,950       96,537,264
       Vodafone Group PLC .........................            Wireless
                                                      Telecommunication Services       35,968,023      107,710,212
       Yell Group PLC .............................             Media                   6,274,790       19,176,573
                                                                                                    --------------
                                                                                                     1,546,446,754
                                                                                                    --------------
       UNITED STATES 0.3%
       News Corp., A ..............................             Media                   1,133,799       21,258,731
                                                                                                    --------------
       TOTAL COMMON STOCKS
          (COST $5,088,862,974) ...................                                                  7,902,556,660
                                                                                                    --------------

                                                                                      PRINCIPAL
                                                                                       AMOUNT
                                                                                   --------------
       SHORT TERM INVESTMENTS 2.1%
       U.S. GOVERNMENT AND AGENCY SECURITIES 1.4%
   (d) FFCB, 9/18/08 - 10/15/08 ................................................   $   44,000,000       43,571,872
   (d) FHLB, 9/04/08 - 10/24/08 ................................................       65,200,000       64,572,895
   (d) FNMA, 8/01/08 ...........................................................        4,423,000        4,392,945
                                                                                                    --------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
          (COST $111,789,675) ..................................................                       112,537,712
                                                                                                    --------------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
          (COST $5,200,652,649) ................................................                     8,015,094,372
                                                                                                    --------------

                                                                                       SHARES
                                                                                   --------------
       MONEY MARKET FUND (COST $61,100,100) 0.7%
   (e) Franklin Institutional Fiduciary Trust Money
          Market Portfolio, 2.50% ..............................................       61,100,100       61,100,100
                                                                                                    --------------
       TOTAL INVESTMENTS (COST $5,261,752,749)
          99.7% ................................................................                     8,076,194,472
       OTHER ASSETS, LESS LIABILITIES 0.3% .....................................                        23,171,988
                                                                                                    --------------
       NET ASSETS 100% .........................................................                    $8,099,366,460
                                                                                                    ==============

See Selected Portfolio Abbreviations on page 19.

(a)  Non-income producing for the twelve months ended March 31, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At March 31, 2008, the value of this security was $20,713,107, representing 0.26% of net assets.

(c) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At March 31, 2008, the value of this security was $5,363,950, representing 0.07% of net assets.

(d)  The security is traded on a discount basis with no stated coupon rate.

(e) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                   12 | See Notes to Statements of Investments.
                      | Quarterly Statements of Investments

Templeton Institutional Funds

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

       FOREIGN SMALLER COMPANIES SERIES                        INDUSTRY             SHARES/UNITS         VALUE
---------------------------------------------------   --------------------------   --------------   --------------
       LONG TERM INVESTMENTS 95.1%
       COMMON STOCKS 92.7%
       AUSTRALIA 4.6%
       Billabong International Ltd. ...............        Textiles, Apparel
                                                            & Luxury Goods                 72,226   $      858,095
       Downer EDI Ltd. ............................       Commercial Services
                                                              & Supplies                  174,936        1,000,811
       Iluka Resources Ltd. .......................         Metals & Mining               544,109        2,312,265
       PaperlinX Ltd. .............................     Paper & Forest Products           626,803        1,575,297
                                                                                                    --------------
                                                                                                         5,746,468
                                                                                                    --------------
       BAHAMAS 1.6%
   (a) Steiner Leisure Ltd. .......................      Diversified Consumer
                                                               Services                    61,180        2,018,940
                                                                                                    --------------
       BELGIUM 0.9%
       Barco NV ...................................      Electronic Equipment
                                                             & Instruments                 15,620        1,118,262
                                                                                                    --------------
       BRAZIL 2.7%
       Companhia de Saneamento de Minas Gerais ....         Water Utilities               106,900        1,569,956
       Lojas Renner SA ............................        Multiline Retail                93,300        1,757,922
                                                                                                    --------------
                                                                                                         3,327,878
                                                                                                    --------------
       CANADA 6.8%
       Dorel Industries Inc., B ...................       Household Durables               50,800        1,507,073
   (a) GSI Group Inc                                     Electronic Equipment
                                                             & Instruments                113,780          885,208
       Linamar Corp. ..............................         Auto Components                59,490          796,369
   (a) MDS Inc. ...................................      Health Care Services              86,890        1,693,102
   (a) Mega Brands Inc. ...........................        Leisure Equipment
                                                              & Products                   69,800          327,783
   (a) Open Text Corp. ............................        Internet Software
                                                              & Services                   36,500        1,155,027
   (a) Saxon Energy Services Inc. .................        Energy Equipment
                                                              & Services                  352,200        2,058,847
                                                                                                    --------------
                                                                                                         8,423,409
                                                                                                    --------------
       CAYMAN ISLANDS 1.6%
   (a) Ju Teng International Holdings Ltd. ........      Electronic Equipment
                                                             & Instruments              1,946,000          624,984
       Stella International Holdings Ltd. .........        Textiles, Apparel
                                                            & Luxury Goods                820,000        1,420,005
                                                                                                    --------------
                                                                                                         2,044,989
                                                                                                    --------------
       CHINA 4.5%
   (a) AAC Acoustic Technologies Holdings Inc. ....    Communications Equipment
                                                                                        1,276,000        1,029,429
       Bio-Treat Technology Ltd. ..................       Commercial Services
                                                              & Supplies                2,472,000          907,074
       People's Food Holdings Ltd. ................          Food Products              1,468,000        1,109,333
       Sinotrans Ltd., H ..........................           Air Freight
                                                              & Logistics               4,052,000        1,171,219
       Travelsky Technology Ltd., H ...............           IT Services               1,126,000          837,535
       Weiqiao Textile Co. Ltd., H ................        Textiles, Apparel
                                                            & Luxury Goods                470,500          604,429
                                                                                                    --------------
                                                                                                         5,659,019
                                                                                                    --------------
       DENMARK 1.0%
   (a) Vestas Wind Systems AS .....................      Electrical Equipment              11,570        1,263,504
                                                                                                    --------------


                    Quarterly Statements of Investments | 13

Templeton Institutional Funds

       FOREIGN SMALLER COMPANIES SERIES                        INDUSTRY             SHARES/UNITS         VALUE
---------------------------------------------------   --------------------------   --------------   --------------
       LONG TERM INVESTMENTS (CONTINUED)
       COMMON STOCKS (CONTINUED)
       FINLAND 3.8%
       Amer Sports OYJ ............................        Leisure Equipment
                                                              & Products                   92,970   $    1,870,865
   (a) Elcoteq SE, A ..............................    Communications Equipment            53,770          352,191
       Huhtamaki OYJ ..............................     Containers & Packaging            126,770        1,356,550
       Konecranes OYJ .............................            Machinery                   31,300        1,205,379
                                                                                                    --------------
                                                                                                         4,784,985
                                                                                                    --------------
       FRANCE 1.1%
       Sperian Protection .........................       Commercial Services
                                                              & Supplies                   11,680        1,349,409
                                                                                                    --------------
       GERMANY 2.5%
       Celesio AG .................................      Health Care Providers
                                                              & Services                   25,800        1,285,535
   (a) Jenoptik AG ................................      Electronic Equipment
                                                             & Instruments                128,600          897,125
   (a) Thiel Logistik AG ..........................     Air Freight & Logistics           112,430          301,662
       Vossloh AG .................................            Machinery                    4,650          653,179
                                                                                                    --------------
                                                                                                         3,137,501
                                                                                                    --------------
       HONG KONG 5.3%
       Dah Sing Financial Group ...................        Commercial Banks               103,600          679,425
       Fountain Set (Holdings) Ltd. ...............        Textiles, Apparel
                                                            & Luxury Goods              3,190,000          504,060
       Giordano International Ltd. ................        Specialty Retail             1,276,000          514,714
       Hang Lung Group Ltd. .......................     Real Estate Management
                                                             & Development                267,000        1,260,534
       Hopewell Holdings Ltd. .....................         Transportation
                                                            Infrastructure                289,000        1,097,088
       Texwinca Holdings Ltd. .....................        Textiles, Apparel
                                                            & Luxury Goods              1,095,000          786,343
       VTech Holdings Ltd. ........................    Communications Equipment           115,000          557,700
       Yue Yuen Industrial Holdings Ltd. ..........        Textiles, Apparel
                                                            & Luxury Goods                377,500        1,183,294
                                                                                                    --------------
                                                                                                         6,583,158
                                                                                                    --------------
       INDIA 1.0%
       Hindustan Petroleum Corp. Ltd. .............      Oil, Gas & Consumable
                                                                 Fuels                    106,787          681,857
       Tata Motors Ltd., ADR ......................            Machinery                   38,580          602,620
                                                                                                    --------------
                                                                                                         1,284,477
                                                                                                    --------------
       INDONESIA 0.6%
       PT Indosat Tbk .............................           Diversified
                                                      Telecommunication Services          915,400          706,066
                                                                                                    --------------
       JAPAN 5.6%
       Descente Ltd. ..............................        Textiles, Apparel
                                                            & Luxury Goods                276,900        1,610,126
       Japan Airport Terminal Co. Ltd. ............         Transportation
                                                            Infrastructure                 49,900        1,093,102
       MEITEC Corp. ...............................       Commercial Services
                                                              & Supplies                   20,000          605,544
       Sohgo Security Services Co. Ltd. ...........       Commercial Services
                                                              & Supplies                  102,600        1,429,786
       Takuma Co. Ltd. ............................            Machinery                  281,000          760,640
       USS Co. Ltd. ...............................        Specialty Retail                21,540        1,490,060
                                                                                                    --------------
                                                                                                         6,989,258
                                                                                                    --------------


                    14 | Quarterly Statements of Investments

Templeton Institutional Funds

       FOREIGN SMALLER COMPANIES SERIES                        INDUSTRY             SHARES/UNITS         VALUE
---------------------------------------------------   --------------------------   --------------   --------------
       LONG TERM INVESTMENTS (CONTINUED)
       COMMON STOCKS (CONTINUED)
       NETHERLANDS 9.9%
       Aalberts Industries NV .....................            Machinery                   90,788   $    1,940,156
       Draka Holding NV ...........................      Electrical Equipment              34,565        1,113,991
       Imtech NV ..................................   Construction & Engineering           86,760        2,301,849
       OPG Groep NV ...............................      Health Care Providers
                                                              & Services                   72,640        2,053,341
       SBM Offshore NV ............................      Energy Equipment
                                                              & Services                   39,020        1,258,187
       Vedior NV ..................................       Commercial Services
                                                              & Supplies                  125,870        3,655,355
                                                                                                    --------------
                                                                                                        12,322,879
                                                                                                    --------------
       NORWAY 0.8%
       Tomra Systems ASA ..........................       Commercial Services
                                                              & Supplies                  137,060        1,036,192
                                                                                                    --------------
       RUSSIA 0.6%
(a, b) X 5 Retail Group NV, GDR, Reg S ............    Food & Staples Retailing            27,518          804,902
                                                                                                    --------------
       SINGAPORE 1.8%
       Cerebos Pacific Ltd. .......................          Food Products                435,358        1,198,915
       Osim International Ltd. ....................        Specialty Retail             1,121,360          285,178
       Venture Corp. Ltd. .........................      Electronic Equipment
                                                             & Instruments                 99,000          758,191
                                                                                                    --------------
                                                                                                         2,242,284
                                                                                                    --------------
       SOUTH AFRICA 1.1%
       Foschini Ltd. ..............................        Specialty Retail                73,352          348,470
       JD Group Ltd. ..............................        Specialty Retail                51,840          233,484
       Massmart Holdings Ltd. .....................    Food & Staples Retailing            91,956          757,768
                                                                                                    --------------
                                                                                                         1,339,722
                                                                                                    --------------
       SOUTH KOREA 7.8%
       Bank of Pusan ..............................        Commercial Banks               140,160        1,754,919
       Binggrae Co. Ltd. ..........................          Food Products                 34,190        1,151,347
       Daeduck Electronics Co. Ltd. ...............      Electronic Equipment
                                                             & Instruments                 54,600          292,200
       Daegu Bank Co. Ltd. ........................        Commercial Banks                94,590        1,270,306
       Halla Climate Control Corp. ................         Auto Components               134,760        1,091,306
   (a) Hansol Paper Co. Ltd. ......................     Paper & Forest Products            39,720          441,177
       INTOPS Co. Ltd. ............................      Electronic Equipment
                                                             & Instruments                 25,968          635,860
       People & Telecommunication Inc. ............    Communications Equipment           117,936        1,003,888
       Sindo Ricoh Co. ............................       Office Electronics                9,657          508,032
       Youngone Corp. .............................        Textiles, Apparel
                                                            & Luxury Goods                189,680        1,537,972
                                                                                                    --------------
                                                                                                         9,687,007
                                                                                                    --------------
       SPAIN 0.7%
       Sol Melia SA ...............................       Hotels, Restaurants
                                                               & Leisure                   57,777          812,498
                                                                                                    --------------
       SWEDEN 2.1%
       D. Carnegie & Co. AB .......................         Capital Markets                86,860        1,461,158
       Securitas Systems AB, B ....................       Commercial Services
                                                              & Supplies                  413,690        1,203,922
                                                                                                    --------------
                                                                                                         2,665,080
                                                                                                    --------------


                    Quarterly Statements of Investments | 15

Templeton Institutional Funds

       FOREIGN SMALLER COMPANIES SERIES                        INDUSTRY             SHARES/UNITS         VALUE
---------------------------------------------------   --------------------------   --------------   --------------
       LONG TERM INVESTMENTS (CONTINUED)
       COMMON STOCKS (CONTINUED)
       SWITZERLAND 1.8%
       Verwaltungs- und Privat-Bank AG ............         Capital Markets                 5,090   $    1,123,653
       Vontobel Holding AG ........................         Capital Markets                30,640        1,064,103
                                                                                                    --------------
                                                                                                         2,187,756
                                                                                                    --------------
       TAIWAN 7.9%
       D-Link Corp. ...............................    Communications Equipment           844,358        1,392,119
       Giant Manufacturing Co. Ltd. ...............        Leisure Equipment
                                                              & Products                  708,000        1,782,407
       KYE Systems Corp. ..........................     Computers & Peripherals           975,279        1,235,668
       Pihsiang Machinery Manufacturing Co. Ltd. ..     Health Care Equipment &
                                                               Supplies                   591,000        1,200,010
       Simplo Technology Co. Ltd. .................     Computers & Peripherals           318,500        1,635,107
   (a) Ta Chong Bank Ltd. .........................        Commercial Banks             3,036,000        1,049,067
       Taiwan Fu Hsing ............................        Building Products              465,110          277,043
       Test-Rite International Co. Ltd. ...........          Distributors               1,980,171        1,296,785
                                                                                                    --------------
                                                                                                         9,868,206
                                                                                                    --------------
       THAILAND 3.3%
   (a) Bank of Ayudhya Public Co. Ltd., GDR .......        Commercial Banks             2,145,700        1,575,013
       Glow Energy Public Co. Ltd., fgn. ..........        Independent Power
                                                      Producers & Energy Traders        1,490,900        1,516,009
   (a) Total Access Communication Public Co                    Wireless
          Ltd.,fgn ................................   Telecommunication Services          837,800        1,030,494
                                                                                                    --------------
                                                                                                         4,121,516
                                                                                                    --------------
       UNITED KINGDOM 11.3%
       Bodycote International PLC .................            Machinery                  404,120        1,499,695
   (c) Bodycote International PLC, 144A ...........            Machinery                   26,520           98,416
       Burberry Group PLC .........................        Textiles, Apparel
                                                            & Luxury Goods                117,890        1,053,957
       Electrocomponents PLC ......................      Electronic Equipment
                                                             & Instruments                158,120          570,312
       Enodis PLC .................................            Machinery                  393,670        1,087,874
       Fiberweb PLC ...............................        Personal Products              246,970          294,067
       FKI PLC ....................................            Machinery                1,205,250        1,668,293
       Future PLC .................................              Media                    981,830          555,306
       GAME Group PLC .............................        Specialty Retail               911,130        3,837,772
       John Wood Group PLC ........................        Energy Equipment
                                                              & Services                  205,260        1,651,757
       Kingfisher PLC .............................        Specialty Retail               308,940          809,281
       Yule Catto & Co. PLC .......................            Chemicals                  324,690        1,006,793
                                                                                                    --------------
                                                                                                        14,133,523
                                                                                                    --------------
       TOTAL COMMON STOCKS
          (COST $90,679,279) ......................                                                    115,658,888
                                                                                                    --------------


                     16 | Quarterly Statements of Investments

Templeton Institutional Funds

       FOREIGN SMALLER COMPANIES SERIES                        INDUSTRY             SHARES/UNITS         VALUE
---------------------------------------------------   --------------------------   --------------   --------------
       LONG TERM INVESTMENTS (CONTINUED)
       PREFERRED STOCK (COST $312,943) 0.9%
       GERMANY 0.9%
       Hugo Boss AG, pfd ..........................        Textiles, Apparel
                                                            & Luxury Goods                 22,130   $    1,126,421
                                                                                                    --------------
       MUTUAL FUND (COST $592,820) 1.5%
       CANADA 1.5%
       North West Co. Fund ........................      Diversified Financial
                                                               Services                   106,250        1,933,700
                                                                                                    --------------
       TOTAL LONG TERM INVESTMENTS
          (COST $91,585,042) 95.1% ................                                                    118,719,009
                                                                                                    --------------

                                                                                      PRINCIPAL
                                                                                       AMOUNT
                                                                                   --------------
       SHORT TERM INVESTMENTS
       U.S. GOVERNMENT AND AGENCY SECURITY
          (COST $4,809,800) 3.9%
   (e) FHLB, 4/01/08 ...........................................................   $    4,810,000        4,810,000
                                                                                                    --------------
       TOTAL INVESTMENTS (COST $96,394,842) ....................................                       123,529,009
       OTHER ASSETS, LESS LIABILITIES 1.0% .....................................                         1,276,812
                                                                                                    --------------
       NET ASSETS 100.0% .......................................................                    $  124,805,821
                                                                                                    ==============

See Selected Portfolio Abbreviations on page 19.

(a)  Non-income producing for the twelve months ended March 31, 2008.

(b) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At March 31, 2008, the value of this security was $804,902, representing 0.64% of net assets.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At March 31, 2008, the aggregate value of this security was $98,416, representing 0.08% of net assets.

(e)  The security is traded on a discount basis with no stated coupon rate.


                      Quarterly Statements of Investments |
                  See Notes to Statements of Investments. | 17

Templeton Institutional Funds

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

GLOBAL EQUITY SERIES                              VALUE
--------------------------------------------   ----------
OTHER ASSETS, LESS LIABILITIES 100.0% ......   $5,000,000
                                               ----------
NET ASSETS 100.0% ..........................   $5,000,000
                                               ----------


                  18 | See Notes to Statements of Investments.
                     | Quarterly Statements of Investments

Templeton Institutional Funds

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

SELECTED CURRENCY ABBREVIATIONS

EUR   -   Euro
FIM   -   Finnish Markka
SEK   -   Swedish Krona

SELECTED PORTFOLIO ABBREVIATIONS

ADR   -  American Depository Receipt
FDR   -  Foreign Depository Receipt
FFCB  -  Federal Farm Credit Bank
FHLB  -  Federal Home Loan Bank
FHLMC -  Federal Home Loan Mortgage Corporation
FNMA  -  Federal National Mortgage Association
GDR   -  Global Depository Receipt
SDR   -  Swedish Depository Receipt


                      Quarterly Statements of Investments |
                  See Notes to Statements of Investments. | 19

Templeton Institutional Funds

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1.   ORGANIZATION

Templeton Institutional Funds (TIF) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of four separate portfolios (Funds). Effective March 31, 2008, the Trust began offering shares of the Global Equity Series Fund.

2.   SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Trustees.


                     20 | Quarterly Statements of Investments

Templeton Institutional Funds

3.   INCOME TAXES

At March 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                      TIF             TIF                TIF
                                                   EMERGING          FOREIGN       FOREIGN SMALLER
                                                MARKETS SERIES    EQUITY SERIES   COMPANIES SERIES
                                                --------------   --------------   ----------------
Cost of investments .........................   $2,037,337,884   $5,428,231,851     $ 96,677,617
                                                ==============   ==============     ============
Unrealized appreciation .....................   $  824,711,418   $3,018,943,249     $ 38,186,546
Unrealized depreciation .....................     (147,918,072)    (370,980,628)     (11,335,154)
                                                --------------   --------------     ------------
Net unrealized appreciation (depreciation) ..   $  676,793,346   $2,647,962,621     $ 26,851,392
                                                ==============   ==============     ============

4.   NEW ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board (FASB)issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

5.   FAIR VALUE MEASUREMENTS

The Funds adopted FASB issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.


                    Quarterly Statements of Investments | 21

Templeton Institutional Funds

5.   FAIR VALUE MEASUREMENTS (CONTINUED)

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2008, all of the Funds' investments in securities carried at fair value were in Level 1 and Level 2 inputs.

                                             LEVEL 1         LEVEL 2     LEVEL 3        TOTAL
                                         --------------   ------------   -------   --------------
TIF - EMERGING MARKETS SERIES
   ASSETS:
      Investments in Securities ......   $2,627,098,830   $ 87,032,400     $--     $2,714,131,230
TIF - FOREIGN EQUITY SERIES
   ASSETS:
      Investments in Securities ......   $7,963,656,760   $112,537,712     $--     $8,076,194,472
TIF - FOREIGN SMALLER COMPANIES SERIES
   ASSETS:
      Investments in Securities ......   $  118,719,009   $         --     $--     $  118,719,009

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    22 | Quarterly Statements of Investments


FOREGIN SMALLER COMPANIES SERIES


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INSTITUTIONAL FUNDS

By /s/GALEN G. VETTER
  ---------------------------------
     Galen G. Vetter
     Chief Executive Officer -
       Finance and Administration
     Date  May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/GALEN G. VETTER
  ---------------------------------
     Galen G. Vetter
     Chief Executive Officer -
       Finance and Administration
     Date  May 27, 2008


By /s/LAURA F. FERGERSON
  ---------------------------------
     Laura F. Fergerson
     Chief Financial Officer and
     Chief Accounting Officer
     Date  May 27, 2008